John Hancock
High Yield Fund
Quarterly portfolio holdings 8/31/2021

Fund’s investments
As of 8-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 88.2%				$1,311,543,072
(Cost $1,250,351,512)
Communication services 20.1%				299,191,666
Diversified telecommunication services 3.0%
Cablevision Lightpath LLC (A)	3.875	09-15-27	2,420,000	2,392,775
Cablevision Lightpath LLC (A)	5.625	09-15-28	1,820,000	1,833,104
Connect Finco SARL (A)	6.750	10-01-26	6,940,000	7,200,250
Consolidated Communications, Inc. (A)	6.500	10-01-28	3,000,000	3,281,250
Frontier Florida LLC	6.860	02-01-28	4,650,000	5,078,777
GCI LLC (A)	4.750	10-15-28	3,905,000	4,095,369
Level 3 Financing, Inc. (A)	4.625	09-15-27	3,965,000	4,088,906
Radiate Holdco LLC (A)	6.500	09-15-28	7,930,000	8,088,600
Telecom Italia Capital SA	6.000	09-30-34	4,850,000	5,515,420
Zayo Group Holdings, Inc. (A)	4.000	03-01-27	2,900,000	2,867,230
Entertainment 3.4%
AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK) (A)	12.000	06-15-26	6,235,000	5,618,795
Cinemark USA, Inc. (A)	5.250	07-15-28	4,450,000	4,227,500
Cinemark USA, Inc. (A)	8.750	05-01-25	2,750,000	2,979,976
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29	6,045,000	6,172,247
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	9,250,000	9,398,000
Netflix, Inc. (A)	4.875	06-15-30	5,305,000	6,349,210
Netflix, Inc. (A)	5.375	11-15-29	4,950,000	6,087,659
Netflix, Inc.	6.375	05-15-29	4,900,000	6,278,125
Playtika Holding Corp. (A)	4.250	03-15-29	4,121,000	4,157,059
Interactive media and services 2.3%
ANGI Group LLC (A)	3.875	08-15-28	6,430,000	6,317,475
Arches Buyer, Inc. (A)	4.250	06-01-28	1,360,000	1,382,100
Cars.com, Inc. (A)	6.375	11-01-28	4,120,000	4,391,920
Match Group Holdings II LLC (A)	4.625	06-01-28	5,300,000	5,534,260
Match Group Holdings II LLC (A)	5.625	02-15-29	3,300,000	3,564,000
Twitter, Inc. (A)	3.875	12-15-27	5,252,000	5,668,746
ZoomInfo Technologies LLC (A)	3.875	02-01-29	6,565,000	6,615,879
Media 8.0%
Altice Financing SA (A)	5.000	01-15-28	3,000,000	2,997,600
Altice Financing SA (A)	5.750	08-15-29	2,405,000	2,469,719
Altice France Holding SA (A)	6.000	02-15-28	2,890,000	2,864,713
Altice France Holding SA (A)	10.500	05-15-27	4,070,000	4,471,913
Austin BidCo, Inc. (A)	7.125	12-15-28	4,200,000	4,257,750
Cable One, Inc. (A)	4.000	11-15-30	4,384,000	4,435,293
CCO Holdings LLC (A)	4.250	01-15-34	4,980,000	5,024,820
CCO Holdings LLC (A)	4.500	08-15-30	7,500,000	7,836,450
CCO Holdings LLC (A)	4.500	06-01-33	4,480,000	4,642,400
CCO Holdings LLC (A)	5.125	05-01-27	6,000,000	6,268,860
Clear Channel Outdoor Holdings, Inc. (A)	7.500	06-01-29	3,720,000	3,850,200
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28	2,783,000	2,901,278
CSC Holdings LLC (A)	5.375	02-01-28	3,525,000	3,710,063
CSC Holdings LLC (A)	5.750	01-15-30	3,000,000	3,170,100
DISH DBS Corp.	5.875	07-15-22	4,560,000	4,715,861
iHeartCommunications, Inc.	8.375	05-01-27	8,287,000	8,803,280
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	5,400,000	5,771,250
Midas OpCo Holdings LLC (A)	5.625	08-15-29	8,800,000	9,009,000
National CineMedia LLC	5.750	08-15-26	3,500,000	2,625,000
National CineMedia LLC (A)	5.875	04-15-28	5,000,000	4,362,500
2	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Sirius XM Radio, Inc. (A)	3.875	09-01-31	4,980,000	$4,958,586
Sirius XM Radio, Inc. (A)	4.000	07-15-28	4,850,000	4,952,456
Townsquare Media, Inc. (A)	6.875	02-01-26	4,253,000	4,508,180
Virgin Media Finance PLC (A)	5.000	07-15-30	3,905,000	4,043,432
WMG Acquisition Corp. (A)	3.000	02-15-31	2,995,000	2,950,075
WMG Acquisition Corp. (A)	3.875	07-15-30	3,000,000	3,161,310
Wireless telecommunication services 3.4%
SoftBank Group Corp.	5.125	09-19-27	4,000,000	4,104,510
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	20,667,000	20,760,415
Sprint Communications, Inc.	6.000	11-15-22	4,980,000	5,260,125
Sprint Corp.	7.125	06-15-24	4,675,000	5,376,250
Sprint Corp.	7.875	09-15-23	2,250,000	2,549,138
T-Mobile USA, Inc.	2.625	02-15-29	3,813,000	3,860,663
T-Mobile USA, Inc.	3.375	04-15-29	3,650,000	3,856,444
U.S. Cellular Corp.	6.700	12-15-33	4,500,000	5,477,400
Consumer discretionary 15.1%				224,600,878
Auto components 1.7%
American Axle & Manufacturing, Inc.	5.000	10-01-29	4,200,000	4,198,740
American Axle & Manufacturing, Inc.	6.875	07-01-28	5,085,000	5,494,155
Dealer Tire LLC (A)	8.000	02-01-28	5,450,000	5,804,250
The Goodyear Tire & Rubber Company (A)	5.000	07-15-29	3,350,000	3,542,156
The Goodyear Tire & Rubber Company	5.250	04-30-31	3,235,000	3,457,406
The Goodyear Tire & Rubber Company	9.500	05-31-25	2,000,000	2,215,600
Automobiles 1.6%
Ford Motor Company	4.750	01-15-43	12,000,000	12,945,000
Ford Motor Credit Company LLC	4.134	08-04-25	10,000,000	10,675,000
Diversified consumer services 1.3%
Adtalem Global Education, Inc. (A)	5.500	03-01-28	2,802,000	2,868,548
Garda World Security Corp. (A)	4.625	02-15-27	4,395,000	4,405,988
Sotheby’s (A)	7.375	10-15-27	4,930,000	5,230,977
Stena International SA (A)	6.125	02-01-25	3,400,000	3,514,750
StoneMor, Inc. (A)	8.500	05-15-29	3,370,000	3,446,533
Hotels, restaurants and leisure 7.0%
Affinity Gaming (A)	6.875	12-15-27	5,870,000	6,235,701
Bally’s Corp. (A)	6.750	06-01-27	5,423,000	5,863,619
Caesars Resort Collection LLC (A)	5.750	07-01-25	1,425,000	1,497,319
Carnival Corp. (A)	7.625	03-01-26	1,580,000	1,678,916
Carnival Corp. (A)	11.500	04-01-23	438,000	491,775
CEC Entertainment LLC (A)	6.750	05-01-26	4,030,000	3,993,428
Dave & Buster’s, Inc. (A)	7.625	11-01-25	5,370,000	5,692,200
Full House Resorts, Inc. (A)	8.250	02-15-28	4,100,000	4,407,500
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	8,472,000	8,397,870
International Game Technology PLC (A)	5.250	01-15-29	1,385,000	1,478,488
International Game Technology PLC (A)	6.500	02-15-25	3,660,000	4,080,900
Jacobs Entertainment, Inc. (A)	7.875	02-01-24	5,590,000	5,841,550
Life Time, Inc. (A)	5.750	01-15-26	3,490,000	3,577,250
Life Time, Inc. (A)	8.000	04-15-26	1,900,000	1,990,250
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29	1,047,000	1,057,365
Marriott Ownership Resorts, Inc. (A)	6.125	09-15-25	3,080,000	3,237,850
MGM Resorts International	6.000	03-15-23	4,500,000	4,764,375
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	7,500,000	7,556,250
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Mohegan Gaming & Entertainment (A)	8.000	02-01-26	3,540,000	$3,709,460
NCL Corp., Ltd. (A)	5.875	03-15-26	3,260,000	3,268,150
New Red Finance, Inc. (A)	4.375	01-15-28	2,395,000	2,430,925
Premier Entertainment Sub LLC (A)	5.625	09-01-29	4,960,000	5,085,538
Travel + Leisure Company (A)	4.625	03-01-30	4,557,000	4,693,710
Travel + Leisure Company	6.600	10-01-25	6,325,000	7,099,813
Travel + Leisure Company (A)	6.625	07-31-26	2,760,000	3,143,916
Waterford Gaming LLC (A)(C)(D)	8.625	09-15-14	1,585,205	0
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	3,235,000	3,347,222
Household durables 0.5%
KB Home	4.000	06-15-31	4,166,000	4,332,640
Taylor Morrison Communities, Inc. (A)	5.125	08-01-30	2,910,000	3,183,482
Multiline retail 0.5%
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	4,160,000	4,545,216
Nordstrom, Inc.	5.000	01-15-44	3,700,000	3,678,839
Specialty retail 2.1%
Carvana Company (A)	5.625	10-01-25	4,180,000	4,347,200
Carvana Company (A)	5.875	10-01-28	1,550,000	1,617,813
Group 1 Automotive, Inc. (A)	4.000	08-15-28	3,825,000	3,891,938
Lithia Motors, Inc. (A)	3.875	06-01-29	5,230,000	5,483,917
Lithia Motors, Inc. (A)	4.375	01-15-31	4,175,000	4,529,875
The Michaels Companies, Inc. (A)	5.250	05-01-28	5,730,000	5,880,413
The Michaels Companies, Inc. (A)	7.875	05-01-29	4,850,000	4,997,683
Textiles, apparel and luxury goods 0.4%
Crocs, Inc. (A)	4.250	03-15-29	3,000,000	3,092,100
Hanesbrands, Inc. (A)	5.375	05-15-25	2,475,000	2,599,319
Consumer staples 3.6%				52,872,914
Food and staples retailing 1.0%
Advantage Sales & Marketing, Inc. (A)	6.500	11-15-28	4,400,000	4,598,000
Albertsons Companies, Inc. (A)	4.875	02-15-30	4,000,000	4,365,000
Performance Food Group, Inc. (A)	4.250	08-01-29	1,690,000	1,695,729
U.S. Foods, Inc. (A)	4.750	02-15-29	3,250,000	3,327,188
Food products 2.2%
Darling Ingredients, Inc. (A)	5.250	04-15-27	4,400,000	4,595,492
Kraft Heinz Foods Company	3.750	04-01-30	3,850,000	4,255,132
Kraft Heinz Foods Company	4.250	03-01-31	1,825,000	2,106,628
Kraft Heinz Foods Company	6.750	03-15-32	4,599,000	6,219,676
Pilgrim’s Pride Corp. (A)	4.250	04-15-31	6,070,000	6,536,404
Post Holdings, Inc. (A)	5.625	01-15-28	3,400,000	3,578,500
Post Holdings, Inc. (A)	5.750	03-01-27	2,795,000	2,925,527
Simmons Foods, Inc. (A)	4.625	03-01-29	2,165,000	2,203,212
Household products 0.4%
Edgewell Personal Care Company (A)	4.125	04-01-29	2,670,000	2,686,688
Edgewell Personal Care Company (A)	5.500	06-01-28	3,570,000	3,779,738
Energy 11.4%				169,460,173
Energy equipment and services 1.1%
CSI Compressco LP (A)	7.500	04-01-25	2,500,000	2,490,275
CSI Compressco LP (A)	7.500	04-01-25	2,246,000	2,237,263
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (A)	10.000	04-01-26	7,177,412	6,603,219
Tervita Corp. (A)	11.000	12-01-25	2,712,000	3,127,872
4	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
Transocean, Inc. (A)	8.000	02-01-27	2,725,000	$2,002,875
Oil, gas and consumable fuels 10.3%
Antero Midstream Partners LP (A)	5.375	06-15-29	2,500,000	2,559,288
Antero Resources Corp.	5.000	03-01-25	4,000,000	4,080,000
Antero Resources Corp. (A)	7.625	02-01-29	3,657,000	4,022,700
Antero Resources Corp. (A)	8.375	07-15-26	2,925,000	3,312,563
Apache Corp.	4.625	11-15-25	4,155,000	4,496,583
Apache Corp.	4.875	11-15-27	3,295,000	3,600,957
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	4,850,000	4,649,404
Calumet Specialty Products Partners LP	7.750	04-15-23	2,650,000	2,610,250
Cheniere Energy Partners LP (A)	4.000	03-01-31	3,835,000	4,036,338
Cheniere Energy Partners LP	4.500	10-01-29	7,970,000	8,587,675
CNX Resources Corp. (A)	6.000	01-15-29	2,800,000	2,915,724
Continental Resources, Inc. (A)	5.750	01-15-31	6,800,000	8,287,500
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (B)	7.375	12-15-22	2,460,000	2,373,900
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	3,770,000	4,256,330
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	5,235,000	5,755,895
Endeavor Energy Resources LP (A)	5.750	01-30-28	3,500,000	3,683,750
EQM Midstream Partners LP (A)	4.750	01-15-31	2,975,000	3,027,063
MEG Energy Corp. (A)	5.875	02-01-29	3,248,000	3,345,148
MEG Energy Corp. (A)	6.500	01-15-25	4,395,000	4,537,838
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	6,000,000	6,127,500
New Fortress Energy, Inc. (A)	6.500	09-30-26	7,555,000	7,594,286
Occidental Petroleum Corp.	5.500	12-01-25	2,950,000	3,289,250
Occidental Petroleum Corp.	6.375	09-01-28	7,305,000	8,665,556
Occidental Petroleum Corp.	6.625	09-01-30	7,005,000	8,738,738
Parkland Corp. (A)	4.500	10-01-29	5,320,000	5,453,000
Parkland Corp. (A)	5.875	07-15-27	5,400,000	5,753,700
Parsley Energy LLC (A)	4.125	02-15-28	4,530,000	4,745,175
PBF Holding Company LLC	6.000	02-15-28	3,444,000	2,255,820
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (B)	6.125	11-15-22	5,750,000	5,131,875
SM Energy Company	6.750	09-15-26	2,540,000	2,552,700
Southwestern Energy Company	8.375	09-15-28	4,100,000	4,592,000
Talos Production, Inc.	12.000	01-15-26	4,220,000	4,357,150
Venture Global Calcasieu Pass LLC (A)	3.875	08-15-29	3,496,000	3,603,013
Financials 7.3%				109,107,838
Banks 4.1%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)	6.100	03-17-25	5,200,000	5,841,940
Barclays PLC (6.125% to 12-15-25, then 5 Year CMT + 5.867%) (B)	6.125	12-15-25	5,325,000	5,934,074
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)	7.000	08-16-28	4,870,000	5,859,000
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)	5.650	10-06-25	4,000,000	4,460,000
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25	4,215,000	5,126,957
Freedom Mortgage Corp. (A)	6.625	01-15-27	3,520,000	3,370,400
Freedom Mortgage Corp. (A)	8.125	11-15-24	4,540,000	4,596,750
Freedom Mortgage Corp. (A)	8.250	04-15-25	2,457,000	2,506,140
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (B)	6.500	03-23-28	2,325,000	2,643,874
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	5,200,000	5,781,048
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (B)	6.000	12-29-25	5,200,000	5,822,180
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)	7.375	09-13-21	5,665,000	$5,675,764
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	3,600,000	4,053,960
Consumer finance 1.2%
Avation Capital SA (8.250% Cash or 9.000% PIK) (A)	8.250	10-31-26	2,047,083	1,678,608
Enova International, Inc. (A)	8.500	09-01-24	1,635,000	1,667,700
Enova International, Inc. (A)	8.500	09-15-25	4,425,000	4,568,813
OneMain Finance Corp.	6.625	01-15-28	3,000,000	3,462,690
OneMain Finance Corp.	7.125	03-15-26	3,200,000	3,740,000
OneMain Finance Corp.	8.875	06-01-25	1,880,000	2,061,796
Diversified financial services 0.7%
Brightstar Escrow Corp. (A)	9.750	10-15-25	3,521,000	3,793,878
NESCO Holdings II, Inc. (A)	5.500	04-15-29	3,030,000	3,143,019
Raptor Acquisition Corp. (A)	4.875	11-01-26	3,115,000	3,155,651
Mortgage real estate investment trusts 0.5%
Starwood Property Trust, Inc.	5.000	12-15-21	5,315,000	5,319,252
Starwood Property Trust, Inc. (A)	5.500	11-01-23	2,300,000	2,412,125
Thrifts and mortgage finance 0.8%
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	2,700,000	2,804,625
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,025,000	3,187,594
NMI Holdings, Inc. (A)	7.375	06-01-25	2,800,000	3,167,500
PennyMac Financial Services, Inc. (A)	4.250	02-15-29	3,400,000	3,272,500
Health care 5.1%				76,250,320
Health care equipment and supplies 0.1%
Varex Imaging Corp. (A)	7.875	10-15-27	766,000	862,811
Health care providers and services 3.7%
AdaptHealth LLC (A)	4.625	08-01-29	1,600,000	1,604,480
Centene Corp.	2.625	08-01-31	4,144,000	4,200,980
Centene Corp.	3.000	10-15-30	4,275,000	4,430,909
Centene Corp.	3.375	02-15-30	2,090,000	2,184,050
Centene Corp.	4.625	12-15-29	2,415,000	2,648,989
DaVita, Inc. (A)	3.750	02-15-31	2,645,000	2,613,829
DaVita, Inc. (A)	4.625	06-01-30	6,415,000	6,704,701
Encompass Health Corp.	4.750	02-01-30	2,395,000	2,553,645
HCA, Inc.	5.375	02-01-25	7,000,000	7,883,750
MEDNAX, Inc. (A)	6.250	01-15-27	7,785,000	8,203,444
Select Medical Corp. (A)	6.250	08-15-26	5,890,000	6,228,675
U.S. Renal Care, Inc. (A)	10.625	07-15-27	5,900,000	6,193,879
Pharmaceuticals 1.3%
Bausch Health Americas, Inc. (A)	9.250	04-01-26	3,905,000	4,207,638
Bausch Health Companies, Inc. (A)	5.500	11-01-25	3,990,000	4,081,371
Bausch Health Companies, Inc. (A)	7.000	01-15-28	2,900,000	3,005,459
Organon & Company (A)	4.125	04-30-28	4,050,000	4,178,385
Organon & Company (A)	5.125	04-30-31	4,255,000	4,463,325
Industrials 11.7%				173,482,682
Aerospace and defense 0.8%
Bombardier, Inc. (A)	7.125	06-15-26	3,330,000	3,513,150
Bombardier, Inc. (A)	7.875	04-15-27	8,320,000	8,723,104
Air freight and logistics 0.3%
Watco Companies LLC (A)	6.500	06-15-27	4,163,000	4,454,410
6	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines 1.7%
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	2,466,028	$2,777,299
American Airlines Group, Inc. (A)	5.000	06-01-22	3,000,000	3,026,250
American Airlines, Inc. (A)	11.750	07-15-25	5,200,000	6,455,800
Delta Air Lines, Inc.	7.375	01-15-26	4,000,000	4,709,210
Spirit Loyalty Cayman, Ltd. (A)	8.000	09-20-25	2,849,999	3,227,624
United Airlines, Inc. (A)	4.625	04-15-29	4,210,000	4,367,875
Virgin Australia Holdings Pty, Ltd. (A)(C)	8.125	11-15-24	4,625,000	450,938
Building products 0.5%
Builders FirstSource, Inc. (A)	4.250	02-01-32	4,050,000	4,160,282
Builders FirstSource, Inc. (A)	6.750	06-01-27	2,682,000	2,863,035
Commercial services and supplies 2.1%
Allied Universal Holdco LLC (A)	6.625	07-15-26	5,000,000	5,343,750
APX Group, Inc. (A)	5.750	07-15-29	3,990,000	3,999,975
APX Group, Inc. (A)	6.750	02-15-27	5,000,000	5,331,250
Cimpress PLC (A)	7.000	06-15-26	10,800,000	11,286,000
Harsco Corp. (A)	5.750	07-31-27	2,920,000	3,029,500
Stericycle, Inc. (A)	3.875	01-15-29	1,580,000	1,607,982
Williams Scotsman International, Inc. (A)	4.625	08-15-28	1,395,000	1,447,313
Construction and engineering 1.2%
AECOM	5.125	03-15-27	2,700,000	3,015,846
Arcosa, Inc. (A)	4.375	04-15-29	2,975,000	3,063,015
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	3,435,000	3,506,963
MasTec, Inc. (A)	4.500	08-15-28	2,385,000	2,510,213
Picasso Finance Sub, Inc. (A)	6.125	06-15-25	1,932,000	2,043,090
Tutor Perini Corp. (A)	6.875	05-01-25	3,500,000	3,605,000
Electrical equipment 0.4%
Sensata Technologies BV (A)	4.000	04-15-29	6,000,000	6,210,300
Machinery 0.8%
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	6,179,000	6,518,845
TK Elevator US Newco, Inc. (A)	5.250	07-15-27	3,260,000	3,444,418
Vertical Holdco GmbH (A)	7.625	07-15-28	1,426,000	1,544,543
Marine 0.5%
Seaspan Corp. (A)	5.500	08-01-29	2,660,000	2,719,850
Seaspan Corp. (A)	6.500	04-29-26	3,800,000	4,062,587
Professional services 0.6%
Nielsen Finance LLC (A)	4.500	07-15-29	4,175,000	4,137,008
TriNet Group, Inc. (A)	3.500	03-01-29	5,000,000	5,037,500
Road and rail 1.3%
Uber Technologies, Inc. (A)	6.250	01-15-28	4,700,000	5,040,750
Uber Technologies, Inc. (A)	7.500	09-15-27	5,700,000	6,213,000
Uber Technologies, Inc. (A)	8.000	11-01-26	7,230,000	7,699,950
Trading companies and distributors 1.5%
Ashland LLC	6.875	05-15-43	2,710,000	3,523,000
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	5,165,000	5,171,456
Boise Cascade Company (A)	4.875	07-01-30	3,125,000	3,328,125
H&E Equipment Services, Inc. (A)	3.875	12-15-28	3,600,000	3,615,120
Herc Holdings, Inc. (A)	5.500	07-15-27	3,610,000	3,805,662
WESCO Distribution, Inc. (A)	7.250	06-15-28	2,600,000	2,891,694
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	7

	Rate (%)	Maturity date	Par value^	Value
Information technology 2.7%				$40,313,070
IT services 0.9%
Gartner, Inc. (A)	3.750	10-01-30	3,150,000	3,296,160
Sabre GLBL, Inc. (A)	7.375	09-01-25	3,430,000	3,627,225
Sabre GLBL, Inc. (A)	9.250	04-15-25	4,000,000	4,610,000
Square, Inc. (A)	3.500	06-01-31	2,035,000	2,116,400
Software 0.8%
BY Crown Parent LLC (A)	4.250	01-31-26	1,660,000	1,747,150
Clarivate Science Holdings Corp. (A)	3.875	07-01-28	1,488,000	1,514,367
Clarivate Science Holdings Corp. (A)	4.875	07-01-29	2,988,000	3,082,032
j2 Global, Inc. (A)	4.625	10-15-30	4,730,000	5,008,644
Technology hardware, storage and peripherals 1.0%
Xerox Corp.	6.750	12-15-39	3,608,000	4,028,332
Xerox Holdings Corp. (A)	5.500	08-15-28	10,800,000	11,282,760
Materials 6.3%				92,832,197
Chemicals 1.9%
LSB Industries, Inc. (A)	9.625	05-01-23	2,900,000	3,007,764
The Chemours Company (A)	5.750	11-15-28	5,550,000	5,883,000
The Scotts Miracle-Gro Company (A)	4.000	04-01-31	5,000,000	5,012,500
The Scotts Miracle-Gro Company	4.500	10-15-29	2,910,000	3,040,950
Trinseo Materials Operating SCA (A)	5.125	04-01-29	6,700,000	6,765,660
Tronox, Inc. (A)	4.625	03-15-29	3,890,000	3,944,266
Containers and packaging 1.4%
ARD Finance SA (6.500% Cash or 7.250% PIK) (A)	6.500	06-30-27	3,645,000	3,838,841
Ardagh Packaging Finance PLC (A)	5.250	08-15-27	3,010,000	3,115,350
Sealed Air Corp. (A)	4.000	12-01-27	3,150,000	3,378,375
Sealed Air Corp. (A)	6.875	07-15-33	3,400,000	4,447,200
Trivium Packaging Finance BV (A)	5.500	08-15-26	4,925,000	5,189,374
Metals and mining 3.0%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	5,000,000	5,275,400
Arconic Corp. (A)	6.000	05-15-25	5,540,000	5,864,367
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	7,000,000	7,577,500
FMG Resources August 2006 Pty, Ltd. (A)	4.375	04-01-31	4,000,000	4,311,080
FMG Resources August 2006 Pty, Ltd. (A)	4.500	09-15-27	2,000,000	2,170,000
Freeport-McMoRan, Inc.	4.250	03-01-30	2,960,000	3,196,800
Freeport-McMoRan, Inc.	5.000	09-01-27	2,850,000	2,999,625
Freeport-McMoRan, Inc.	5.450	03-15-43	3,050,000	3,899,974
Hudbay Minerals, Inc. (A)	4.500	04-01-26	3,673,000	3,692,100
Novelis Corp. (A)	3.250	11-15-26	2,480,000	2,542,496
Novelis Corp. (A)	4.750	01-30-30	3,455,000	3,679,575
Real estate 2.4%				35,770,163
Equity real estate investment trusts 1.9%
GLP Capital LP	5.375	04-15-26	3,875,000	4,442,765
Iron Mountain, Inc. (A)	4.875	09-15-29	6,675,000	7,040,790
Outfront Media Capital LLC (A)	4.250	01-15-29	3,755,000	3,764,388
RLJ Lodging Trust LP (A)	3.750	07-01-26	4,241,000	4,278,109
Uniti Group LP (A)	6.500	02-15-29	1,975,000	2,058,306
VICI Properties LP (A)	4.625	12-01-29	5,910,000	6,427,125
Real estate management and development 0.5%
Realogy Group LLC (A)	5.750	01-15-29	3,390,000	3,547,805
WeWork Companies, Inc. (A)	7.875	05-01-25	4,275,000	4,210,875
8	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 2.5%				$37,661,171
Electric utilities 0.9%
NRG Energy, Inc. (A)	3.625	02-15-31	2,350,000	2,391,125
NRG Energy, Inc.	6.625	01-15-27	4,724,000	4,899,827
Vistra Operations Company LLC (A)	5.625	02-15-27	5,630,000	5,862,575
Gas utilities 1.1%
AmeriGas Partners LP	5.500	05-20-25	2,900,000	3,186,375
AmeriGas Partners LP	5.750	05-20-27	5,150,000	5,793,750
NGL Energy Operating LLC (A)	7.500	02-01-26	3,319,000	3,368,785
Suburban Propane Partners LP (A)	5.000	06-01-31	4,155,000	4,279,650
Independent power and renewable electricity producers 0.3%
Clearway Energy Operating LLC (A)	4.750	03-15-28	2,750,000	2,911,425
Talen Energy Supply LLC (A)	10.500	01-15-26	3,400,000	1,585,080
Multi-utilities 0.2%

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (B)	4.875	10-15-25	3,115,000	3,382,579
Convertible bonds 0.8%				$12,084,887
(Cost $11,141,331)
Communication services 0.2%				3,882,298
Media 0.2%
Liberty Broadband Corp. (A)	2.750	09-30-50	3,500,000	3,882,298
Consumer discretionary 0.3%				3,992,918
Internet and direct marketing retail 0.3%
Etsy, Inc. (A)	0.250	06-15-28	3,500,000	3,992,918
Information technology 0.3%				4,209,671
IT services 0.3%

Sabre GLBL, Inc.	4.000	04-15-25	2,550,000	4,209,671
Term loans (E) 4.4%				$64,737,589
(Cost $65,316,653)
Communication services 1.2%				17,666,754
Entertainment 0.1%
WildBrain, Ltd., 2021 Term Loan (1 month LIBOR + 4.250%)	5.000	03-24-28	1,695,750	1,687,983
Interactive media and services 0.2%
Arches Buyer, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	12-06-27	3,283,500	3,250,665
Media 0.9%
Cengage Learning, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	5.750	06-29-26	1,489,000	1,492,306
Hoya Midco LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	06-30-24	3,979,275	3,953,807
LCPR Loan Financing LLC, 2021 Term Loan B (1 month LIBOR + 3.750%)	3.846	10-15-28	2,100,000	2,098,698
Univision Communications, Inc., 2021 Term Loan B (F)	TBD	05-05-28	5,205,000	5,183,295
Consumer discretionary 1.1%				16,445,607
Auto components 0.1%
American Tire Distributors, Inc., 2015 Term Loan (1 and 3 month LIBOR + 7.500%)	8.500	09-02-24	2,236,171	2,233,376
Hotels, restaurants and leisure 0.9%
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 4.500%)	4.585	07-21-25	1,885,750	1,888,296
Carnival Corp., USD Term Loan B (1 month LIBOR + 3.000%)	3.750	06-30-25	1,745,592	1,733,809
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (C)(D)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (C)(D)	0.000	06-06-21	1,618,638	0
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.500	08-02-28	4,700,000	4,689,425
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	5.750	12-16-24	4,588,471	4,562,363
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Leisure products 0.1%
J&J Ventures Gaming LLC, Term Loan (1 month LIBOR + 4.000%)	4.750	04-07-28	1,335,000	$1,338,338
Energy 0.2%				2,484,596
Oil, gas and consumable fuels 0.2%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan (3 month LIBOR + 9.000%)	10.000	11-01-25	2,297,000	2,484,596
Financials 0.0%				380,570
Diversified financial services 0.0%
Raptor Acquisition Corp., 2021 Term Loan (F)	TBD	11-01-26	380,000	380,570
Health care 0.1%				1,704,964
Pharmaceuticals 0.1%
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	3.500	06-02-28	1,700,000	1,704,964
Industrials 0.6%				9,265,786
Aerospace and defense 0.3%
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	4.750	04-30-25	4,292,850	4,116,671
Building products 0.2%
JELD-WEN, Inc., 2021 Term Loan B (3 month LIBOR + 2.250%)	2.381	07-14-28	3,445,000	3,439,833
Commercial services and supplies 0.1%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month LIBOR + 3.750%)	4.250	05-12-28	1,710,000	1,709,282
Information technology 1.0%				14,338,964
IT services 0.4%
Vericast Corp., Term Loan B7 (1 month LIBOR + 4.750%)	5.750	11-03-23	4,795,077	4,507,373
Virtusa Corp., Term Loan B (1 month LIBOR + 4.250%)	5.000	02-11-28	1,182,038	1,186,104
Software 0.6%
Avaya, Inc., 2020 Term Loan B (1 month LIBOR + 4.250%)	4.346	12-15-27	1,916,625	1,917,660
Grab Holdings, Inc., Term Loan B (6 month LIBOR + 4.500%)	5.500	01-29-26	6,683,250	6,727,827
Materials 0.2%				2,450,348
Chemicals 0.1%
Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 month LIBOR + 2.500%)	2.585	05-03-28	750,000	743,250
Construction materials 0.1%
Standard Industries, Inc., 2021 Term Loan B (F)	TBD	08-05-28	1,200,000	1,196,148
Containers and packaging 0.0%
Trident TPI Holdings, Inc., 2021 Delayed Draw Term Loan (F)	TBD	07-29-28	63,520	63,472

Trident TPI Holdings, Inc., 2021 Incremental Term Loan (F)	TBD	07-28-28	447,814	447,478
Collateralized mortgage obligations 0.1%				$1,865,727
(Cost $1)
Commercial and residential 0.1%				1,865,727
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	47,339,802	494,781
Series 2007-4, Class ES IO	0.350	07-19-47	50,137,465	671,832
Series 2007-6, Class ES IO (A)	0.343	08-19-37	49,096,128	699,114

10	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Common stocks 0.2%		$3,752,186
(Cost $10,604,007)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (D)(G)	560,094	0
Energy 0.0%		0
Energy equipment and services 0.0%
TPT Acquisition, Inc. (D)(G)	2,560	0
Industrials 0.0%		11,667
Professional services 0.0%
Clarivate PLC (G)	462	11,667
Utilities 0.2%		3,740,519
Multi-utilities 0.2%

Dominion Energy, Inc.	37,383	3,740,519
Preferred securities 1.7%		$24,613,318
(Cost $25,130,191)
Communication services 0.3%		4,286,952
Media 0.3%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	3,600	4,286,952
Financials 0.1%		585,146
Banks 0.1%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.910% (H)	22,232	585,146
Industrials 0.1%		1,988,521
Construction and engineering 0.1%
Glasstech, Inc., Series A (D)(G)(I)	143	85,800
Glasstech, Inc., Series B (D)(G)(I)	4,475	946,821
Professional services 0.0%
Clarivate PLC, 5.250%	10,000	955,900
Information technology 0.4%		5,784,533
IT services 0.1%
Sabre Corp., 6.500%	14,600	2,115,102
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000%	2,325	3,669,431
Utilities 0.8%		11,968,166
Electric utilities 0.6%
American Electric Power Company, Inc., 6.125%	84,748	4,461,135
NextEra Energy, Inc., 6.219%	71,402	3,846,426
Multi-utilities 0.2%
DTE Energy Company, 6.250%	70,750	3,660,605
Warrants 0.0%		$24,716
(Cost $0)
Avation Capital SA (G)(J)	35,700	24,716

	Par value^	Value
Escrow certificates 0.0%		$17,710
(Cost $0)
LSC Communications, Inc. (A)(D)(G)	5,845,000	17,710
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	11

	Par value^	Value
Short-term investments 4.2%		$62,214,000
(Cost $62,214,000)
Repurchase agreement 4.2%		62,214,000
Repurchase Agreement with State Street Corp. dated 8-31-21 at 0.000% to be repurchased at $62,214,000 on 9-1-21, collateralized by $60,494,600 U.S. Treasury Notes, 2.625% due 6-30-23 (valued at $63,458,385)	62,214,000	62,214,000

Total investments (Cost $1,424,757,695) 99.6%	$1,480,853,205
Other assets and liabilities, net 0.4%	6,403,989
Total net assets 100.0%	$1,487,257,194

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $964,598,084 or 64.9% of the fund’s net assets as of 8-31-21.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Non-income producing security.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(J)	Strike price and/or expiration date not available.
The fund had the following country composition as a percentage of net assets on 8-31-21:
United States	84.3%
Canada	4.3%
Luxembourg	2.5%
Japan	1.7%
Ireland	1.4%
United Kingdom	1.3%
France	1.1%
Netherlands	1.1%
Other countries	2.3%
TOTAL	100.0%
12	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	100	Short	Dec 2021	$(13,299,037)	$(13,345,313)	$(46,276)
						$(46,276)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	13

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2021, by major security category or type:
	Total value at 8-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Corporate bonds	1,311,543,072	—	$1,311,543,072	—
Convertible bonds	12,084,887	—	12,084,887	—
Term loans	64,737,589	—	64,737,589	—
Collateralized mortgage obligations	1,865,727	—	1,865,727	—
Common stocks	3,752,186	$3,752,186	—	—
Preferred securities	24,613,318	19,293,745	4,286,952	$1,032,621
Warrants	24,716	—	24,716	—
Escrow certificates	17,710	—	—	17,710
Short-term investments	62,214,000	—	62,214,000	—
Total investments in securities	$1,480,853,205	$23,045,931	$1,456,756,943	$1,050,331
Derivatives:
Liabilities
Futures	$(46,276)	$(46,276)	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at August 31, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$85,800
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.1%	946,821
14	|

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
$1,032,621

[1]	Less than 0.05%.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	15